Consolidated Statements of Cash Flows - USD ($)	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2020
Cash flows from (used in) operating activities
Loss for the year	$ (15,009,920)	$ (7,836,754)	$ (5,145,966)
Items not affecting cash
Allowance for credit losses	8,940	333,929	46,447
Depreciation	661,958	437,263	578,555
Share-based payments	5,771,475	2,098,761	308,106
Accretion and income	(7,034)	168,029	608,411
Amortization of deferred financing fees	416,738	628,483	619,394
Write down of assets	607,579	45,679	223,919
Payroll Protection Loan forgiven	(365,278)	0	0
Foreign exchange loss / (gain)	65,117	193,798	(439,209)
Cash flow used in operating activities before changes in non-cash items	(7,850,425)	(3,930,812)	(3,200,343)
Changes in non-cash items:
Accounts receivable	1,478,425	(3,492,997)	404,430
GST receivable	2,244	(58,362)	65,783
Inventory	(20,864,478)	(8,757,529)	(2,675,980)
Prepaids and deposits	(73,373)	(401,063)	37,420
Finance lease receivables	287,947	22,771	25,020
Financing fees	0	0	(21,366)
Accounts payable and accrued liabilities	192,973	272,318	290,515
Deferred revenue	6,389,707	(301,152)	(397,747)
Warranty liability	93,232	254,604	358,576
Total cash flows from (used in) operating activities	(20,343,748)	(16,392,222)	(5,113,692)
Cash flows from (used in) investing activities
Purchase of property and equipment	(536,093)	(352,682)	(161,860)
Total cash flows from (used in) investing activities	(536,093)	(352,682)	(161,860)
Cash flows from (used in) financing activities
Paycheck protection program proceeds	0	361,900	0
Repayment of loans payable to related parties	0	(2,803,863)	(358,873)
Loans from related parties	0	137,074	1,630,668
Proceeds from (repayment of) line of credit	5,766,379	(5,469,944)	1,050,037
Principal payments on promissory note	(346,166)	(58,030)	(56,939)
Principal payments on lease liabilities	(266,042)	(272,467)	(231,574)
Proceeds from issuance of common shares	0	37,700,000	4,000,000
Repayment of note payable and convertible debentures, net of conversion	0	(10,574)	(276,258)
Equity offering costs	(27,329)	(2,948,718)	(463,411)
Proceeds from exercise of stock options	1,226,259	302,886	160,687
Proceeds from exercise of warrants	6,311,673	4,585,367	48,415
Total cash flows from (used in) financing activities	12,664,774	31,523,631	5,502,752
Foreign exchange on cash and restricted cash	(104,559)	(22,384)	25,485
Net increase (decrease) in cash and restricted cash	(8,319,626)	14,756,343	252,685
Cash and cash equivalents at beginning of period	15,207,948	451,605	198,920
Cash and cash equivalents at end of period	$ 6,888,322	$ 15,207,948	$ 451,605